Rockefeller Opportunistic Municipal Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)

MUNICIPAL BONDS & NOTES - 114.9%	Interest Rate	Maturity Date	Principal Amount	Value
Arizona - 0.8%
Alachua County Health Facilities Authority, Call 07/01/2027(c)(d)(e)	5.75%	07/01/47	$110,000	$110,259
Arizona Industrial Development Authority, Call 07/01/2027(c)(d)(e)	5.88%	07/01/52	105,000	105,413
Chandler Industrial Development Authority, Call 03/01/27, Put 09/01/2027(a)	5.00%	09/01/42	140,000	143,406
La Paz County Industrial Development Authority, Call 02/15/28(d)	5.00%	02/15/48	50,000	49,305
Maricopa County & Phoenix Industrial Development Authorities, GNMA, FNMA, FHLMC, Call 03/01/33(d)	6.25%	03/01/55	300,000	333,724
				742,107
Arkansas - 3.2%
Arkansas Development Finance Authority, GNMA, FNMA, FHLMC, Call 07/01/33(d)	5.00%	01/01/55	1,000,000	1,049,508
Sierra Vista Industrial Development Authority, Call 06/15/31(c)(d)(e)	5.00%	06/15/64	500,000	486,855
Sierra Vista Industrial Development Authority, Call 06/15/31(c)(d)(e)	5.00%	06/15/54	1,500,000	1,488,452
				3,024,815
California - 5.5%
California Community Choice Financing Authority, Call 09/01/32, Put 12/01/32(a)(d)	5.00%	01/01/55	250,000	268,672
California County Tobacco Securitization Agency, Call 11/18/24(b)	0.00%	06/01/46	3,750,000	947,415
California Infrastructure & Economic Development Bank, Call 07/01/31(c)(d)(e)	5.25%	07/01/64	500,000	501,090
California Infrastructure & Economic Development Bank, Call 07/01/31(c)(d)(e)	5.13%	07/01/54	1,200,000	1,195,377
California School Finance Authority, Call 06/01/28(d)(e)	4.00%	06/01/61	600,000	483,515
California Statewide Communities Development Authority, STR, Call 09/01/31(d)	5.00%	09/01/54	100,000	100,777
City of Los Angeles Department of Airports, Call 05/15/28(d)	5.25%	05/15/48	800,000	826,754
Golden State Tobacco Securitization Corp., Call 12/01/31(b)	0.00%	06/01/66	5,000,000	543,237
Pulaski County Public Facilities Board, Call 12/02/24(d)	5.00%	12/01/42	210,000	210,030
Pulaski County Public Facilities Board, Call12/02/24	5.00%	12/01/31	15,000	15,009
San Francisco City & County Redevelopment Agency Successor Agency, TAR, Call 12/02/24(d)	5.00%	08/01/43	60,000	60,037
				5,151,913
Colorado - 7.3%
Baseline Metropolitan District No. 1, GO, Call 12/01/29	6.75%	12/15/54	1,000,000	1,005,405
Canyons Metropolitan District No. 5, GO, Call 12/01/29	6.50%	12/01/54	750,000	773,912
Crowfoot Valley Ranch Metropolitan District No. 2	6.13%	12/15/54	1,000,000	1,001,193
Mineral Business Improvement District, GO, Call 12/01/29(d)(e)	5.75%	12/01/54	1,000,000	1,010,318
Sky Dance Metropolitan District No. 2, GO, Call 12/01/29(d)	6.00%	12/01/54	750,000	752,802
Sky Ranch Community Authority Board, GO, Call 12/01/29	6.50%	12/15/54	550,000	553,350
St Vrain Lakes Metropolitan District No. 4, GO, Call 09/01/29(d)(e)	0.00%	09/20/54	1,000,000	718,578
Trevenna Metropolitan District, GO, Call 12/01/29(d)	5.75%	12/01/54	505,000	505,985
Water Valley Metropolitan District No. 3, GO, Call 12/01/29(d)	5.25%	12/01/54	535,000	540,286
				6,861,829
Connecticut - 0.3%
Connecticut Housing Finance Authority, Call 05/15/26(d)	3.50%	05/15/39	240,000	238,061

Delaware - 0.3%
Delaware State Economic Development Authority, Call 11/15/25(d)	5.00%	11/15/48	20,000	20,321
Delaware State Economic Development Authority, Call 12/02/24(d)	5.00%	10/01/36	305,000	303,733
				324,054
Florida - 19.8%
Alachua County Health Facilities Authority, Call 12/02/24(d)	5.00%	12/01/44	25,000	25,004
Capital Projects Finance Authority, Call 06/15/29(d)(e)	5.00%	06/15/54	500,000	492,373
Capital Trust Authority, Call 06/01/32(c)(d)(e)	5.00%	06/01/64	1,000,000	988,053
Capital Trust Authority, Call 06/01/32(d)(e)	5.00%	06/01/54	250,000	250,302
Capital Trust Authority, Call 07/01/31(d)(e)	5.25%	07/01/54	1,500,000	1,481,659
Capital Trust Authority, Call 07/01/31(d)(e)	5.25%	07/01/59	2,000,000	1,958,574
County of Lee, Call 10/01/34(d)	5.25%	10/01/54	1,000,000	1,062,006
County of Miami-Dade Seaport Department, AGM, Call 10/01/31	4.00%	10/01/41	750,000	729,619
County of Miami-Dade, Call 07/01/30	4.00%	07/01/46	1,000,000	977,320
County of Palm Beach, Call 10/01/34	5.25%	10/01/44	500,000	541,129
County of Palm Beach, Call 10/01/34	5.25%	10/01/43	500,000	542,877
Edgewater West Community Development District, SA, Call 11/01/34(c)(d)	5.50%	05/01/54	1,000,000	976,388
Florida Higher Educational Facilities Financial Authority, Call 12/01/34(c)(d)	4.13%	12/01/54	250,000	236,646
Florida Higher Educational Facilities Financial Authority, Call 12/01/34(d)	5.25%	12/01/54	250,000	270,350

Florida Housing Finance Corp., GNMA, FNMA, FHLMC, Call 07/01/33(d)	4.65%	07/01/54	500,000	502,500
Florida Housing Finance Corp., GNMA, FNMA, FHLMC, Call 07/01/33(d)	6.25%	01/01/55	1,000,000	1,107,753
Greater Orlando Aviation Authority, Call 10/01/31(d)	4.00%	10/01/52	1,000,000	932,787
Highlands County School Board, BAM, Call 12/02/24(d)	5.00%	09/01/41	50,000	50,063
Miami-Dade County Educational Facilities Authority, Call 12/02/24(d)	5.00%	04/01/42	50,000	50,006
Miami-Dade County Industrial Development Authority, Call 07/01/29(c)(d)(e)	5.50%	07/01/61	1,185,000	1,201,169
Middleton Community Development District A, SA, Call 05/01/32(d)	4.75%	05/01/55	500,000	492,394
Normandy Community Development District, SA, Call 11/01/34(c)(d)(e)	5.55%	05/01/54	100,000	97,405
Palm Beach County Health Facilities Authority, Call 05/15/27	5.00%	05/15/37	235,000	237,729
Parrish Lakes II Community Development District, SA, Call 11/01/34(d)	5.45%	05/01/54	1,000,000	980,021
Pioneer Ranch Community Development District, SA, Call 11/01/34(d)(e)	5.30%	05/01/55	1,000,000	966,732
Two Lakes Community Development District, SA, Call 05/01/34(d)	5.00%	05/01/55	1,500,000	1,534,199
				18,685,058
Georgia - 2.8%
Atlanta Development Authority, TAR, Call 04/01/29(e)	5.50%	04/01/39	1,000,000	1,014,741
Bartow County Development Authority, Call 10/31/24, Put 10/31/24(a)	3.80%	11/01/62	600,000	600,000
Development Authority for Fulton County, Call 12/02/24(d)	5.00%	07/01/44	1,000,000	999,926
				2,614,667
Idaho - 1.3%
Avimor Community Infrastructure District No. 1, SA, Call 12/01/29(d)(e)	5.50%	09/01/53	1,000,000	1,006,529
Idaho Health Facilities Authority, Call 11/21/24(d)	5.00%	03/01/44	245,000	245,002
				1,251,531
Illinois - 2.7%
Chicago O'Hare International Airport, Call 01/01/34(d)	5.50%	01/01/59	2,000,000	2,152,067
Chicago O'Hare International Airport, Call 12/02/24	5.00%	01/01/31	50,000	50,057
City of Chicago Waterworks, Call 12/23/24	5.00%	11/01/28	150,000	150,311
Illinois Finance Authority, Call 12/02/24	5.00%	11/15/27	10,000	10,009
Illinois State Toll Highway Authority, Call 01/01/25	5.00%	01/01/31	120,000	120,379
State of Illinois, BAM-TCRS, GO, Call 01/14/25(d)	5.00%	05/01/39	40,000	40,120
				2,522,943
Iowa - 0.2%
Iowa Finance Authority, Call 05/15/2026(d)	5.00%	05/15/47	90,000	90,024
Iowa Finance Authority, Call 12/02/20	4.75%	08/01/42	120,000	120,114
				210,138
Kentucky - 0.6%
Kenton County Airport Board, Call 01/01/34(d)	5.25%	01/01/54	500,000	527,935

Louisiana - 2.8%
Louisiana Public Facilities Authority, Call 12/15/32(d)(e)	5.00%	12/15/43	500,000	502,354
New Orleans Aviation Board	5.25%	01/01/51	500,000	530,257
New Orleans Aviation Board	5.25%	01/01/45	750,000	789,214
New Orleans Aviation Board	5.25%	01/01/49	750,000	792,347
				2,614,172
Maryland - 1.0%
Maryland Department of Housing & Community Development, FHA 542(C), Call 07/01/33(d)	4.65%	07/01/54	415,000	403,350
Maryland Department of Housing & Community Development, FHA 542(C), Call 07/01/33(d)	4.60%	07/01/49	425,000	418,888
Maryland Economic Development Corp., Call 12/02/24	5.75%	09/01/25	130,000	131,015
				953,253
Massachusetts - 1.1%
Massachusetts Development Finance Agency, Call 07/01/34(c)(d)(e)	5.00%	07/01/60	1,000,000	1,012,193

Michigan - 5.7%
Michigan State Building Authority, Call 10/31/24, Put 10/31/24(a)	3.62%	04/15/59	4,500,000	4,500,000
Michigan Tobacco Settlement Finance Authority, Call 06/01/33(b)	0.00%	06/01/58	28,500,000	851,717
				5,351,717
Minnesota - 1.1%
City of Brooklyn Park, Call 07/01/25(d)	5.25%	07/01/30	500,000	480,312
City of Minneapolis, Call 07/01/31(d)	4.00%	07/01/51	100,000	72,606
Minnesota Housing Finance Agency, Call 08/01/34(c)	4.00%	08/01/44	495,000	484,686
				1,037,604
Mississippi - 1.1%
Mississippi Business Finance Corp., Call 11/01/24, Put 10/31/24(a)	3.60%	11/01/35	1,000,000	1,000,000

Missouri - 1.3%
Health & Educational Facilities Authority of the State of Missouri, Call 12/02/24(d)	5.00%	11/15/48	10,000	10,001
Health & Educational Facilities Authority of the State of Missouri, Call 12/02/24(d)	5.00%	11/15/45	20,000	20,002

Health & Educational Facilities Authority of the State of Missouri, Call 12/02/24(d)	5.00%	11/15/38	20,000	20,010
Kansas City Industrial Development Authority, Call 06/01/34(c)(d)(e)	5.00%	06/01/54	1,250,000	1,214,061
				1,264,074
Nevada - 1.4%
City of Sparks Special Improvement District No. 1, SA, Call 06/01/34(c)(d)	5.13%	06/01/54	500,000	501,636
Nevada Housing Division, GNMA, FNMA, FHLMC, Call 10/01/33(d)	4.70%	10/01/54	500,000	506,236
Reno-Tahoe Airport Authority, Call 07/01/34(d)	5.25%	07/01/54	250,000	264,377
				1,272,249
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act, Call 12/02/24(c)(d)	5.00%	08/01/43	85,000	85,027

New Jersey - 1.5%
New Jersey Transportation Trust Fund Authority, Call 01/15/25(d)	5.00%	06/15/38	20,000	20,061
Tender Option Bond Trust Receipts, Put 11/07/24(a)(e)	3.66%	12/15/28	400,000	400,000
Tobacco Settlement Financing Corp., Call 06/01/28	5.00%	06/01/46	1,000,000	1,003,149
				1,423,210
New York - 16.1%
City of New York, GO, Call 10/31/24, Put 10/31/24(a)(d)	3.65%	09/01/49	1,600,000	1,600,000
City of New York, GO, Call 09/01/34	5.25%	09/01/50	500,000	547,588
City of New York, GO, Call 09/01/34(c)(d)	4.00%	09/01/52	500,000	481,165
Dobbs Ferry Local Development Corp., Call 12/02/24(d)	5.00%	07/01/44	55,000	55,006
Dobbs Ferry Local Development Corp., Call 12/02/24(d)	5.00%	07/01/39	350,000	350,057
Hempstead Town Local Development Corp., Call 12/02/24(d)	5.00%	07/01/44	2,200,000	2,203,421
Monroe County Industrial Development Corp., Call 07/01/34(d)(e)	5.00%	07/01/59	1,000,000	1,007,851
Monroe County Industrial Development Corp., Call 07/01/34(d)(e)	5.00%	07/01/54	1,200,000	1,209,662
MTA Hudson Rail Yards Trust Obligations, Call 11/21/24	5.00%	11/15/51	95,000	95,010
MTA Hudson Rail Yards Trust Obligations, Call 11/21/24	5.00%	11/15/56	225,000	225,017
New York Counties Tobacco Trust VI, Call 06/01/2026(c)	3.75%	06/01/45	195,000	154,278
New York State Dormitory Authority, AGC, Call 10/01/34(d)	5.50%	10/01/54	250,000	275,306
New York Transportation Development Corp., AGC, Call 12/31/34	5.25%	12/31/54	1,925,000	2,030,508
New York Transportation Development Corp., AGC, Call 12/31/44(d)	0.00%	12/31/54	300,000	193,018
New York Transportation Development Corp., AGM-CR, Call 12/02/24(d)	4.00%	07/01/31	120,000	119,242
New York Transportation Development Corp., Call 01/01/28(d)	5.00%	01/01/36	75,000	76,219
New York Transportation Development Corp., Call 10/01/30(c)(d)	4.38%	10/01/45	945,000	904,350
New York Transportation Development Corp., Call 12/02/24(d)	5.00%	07/01/41	295,000	293,784
New York Transportation Development Corp., Call 12/02/24(d)	5.25%	01/01/50	455,000	454,983
New York Transportation Development Corp., Call 12/02/24(d)	5.00%	07/01/46	580,000	576,836
New York Transportation Development Corp., Call 12/31/34(d)	5.50%	12/31/60	2,000,000	2,116,530
Triborough Bridge & Tunnel Authority, Call 11/15/34(c)(d)	4.00%	11/15/54	250,000	240,325
				15,210,156
North Carolina - 1.8%
North Carolina Medical Care Commission, Call 09/01/31(d)	5.50%	09/01/54	1,665,000	1,693,920

Ohio - 9.1%
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	5.00%	06/01/55	3,500,000	3,165,367
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30(b)	0.00%	06/01/57	15,000,000	1,393,664
County of Hamilton, Call 12/02/24	5.00%	02/01/26	5,000	5,002
County of Hamilton, Call 12/02/24	5.00%	02/01/30	25,000	25,014
State of Ohio, Call 10/31/24, Put 11/07/24(a)(d)	3.75%	01/15/45	4,000,000	4,000,000
				8,589,047
Pennsylvania - 2.2%
Crawford County Hospital Authority, Call 06/01/2026(c)(d)	6.00%	06/01/51	500,000	502,037
Crawford County Hospital Authority, Call 06/01/2026(d)	6.00%	06/01/46	425,000	429,110
Lancaster County Hospital Authority, Call 07/01/25(c)(d)	5.00%	07/01/45	25,000	25,065
Monroeville Finance Authority, Call 12/02/24(d)	5.00%	02/01/45	75,000	75,027
Northampton County General Purpose Authority, Call 11/01/24, Put 10/31/24(a)(d)	3.65%	08/15/54	700,000	700,000
Pennsylvania Higher Educational Facilities Authority, Call 03/01/25(d)	5.00%	09/01/45	300,000	300,569
West Shore Area Authority, Call 07/01/25	4.25%	07/01/35	15,000	14,475
				2,046,283
Puerto Rico - 0.6%
Children's Trust Fund, Call 12/02/24(b)	0.00%	05/15/57	8,000,000	522,043
Children's Trust Fund, Call 12/02/24(c)	5.50%	05/15/39	10,000	10,056
				532,099
Rhode Island - 1.0%
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(d)	4.75%	10/01/59	500,000	483,552

Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(d)	4.70%	10/01/54	500,000	484,472
				968,024
South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority, Call 11/15/34(d)	5.75%	11/15/54	500,000	530,576

South Dakota - 1.2%
South Dakota Housing Development Authority, GNMA, FNMA, FHLMC, Call 05/01/33(d)	6.25%	11/01/55	1,000,000	1,122,455

Tennessee - 1.2%
Shelby County Health Educational & Housing Facilities Board, Call 12/02/24(d)	5.00%	12/01/34	85,000	84,465
Shelby County Health Educational & Housing Facilities Board, Call 12/02/24(d)	5.25%	12/01/44	1,125,000	1,071,310
				1,155,775
Texas - 6.5%
Arlington Higher Education Finance Corp., PSF-GTD, Call 06/15/34(c)(d)	4.25%	06/15/59	850,000	835,033
Clifton Higher Education Finance Corp., Call 12/02/24(d)	4.40%	12/01/47	120,000	111,140
County of Medina, SA, Call 09/01/32(d)(e)	5.35%	09/01/54	1,000,000	961,686
Edinburg Local Government Finance Corp., AGM, Call 03/01/25	5.00%	03/01/27	40,000	40,177
Fort Bend County Municipal Management District No. 1, AGM, GO, Call 12/02/24	4.00%	09/01/34	10,000	9,932
Mabank Independent School District, PSF-GTD, GO, Call 08/15/33(c)(d)	4.00%	08/15/49	500,000	486,523
New Hope Cultural Education Facilities Finance Corp., Call 08/15/25(d)(e)	5.00%	08/15/50	2,000,000	1,948,100
Newark Higher Education Finance Corp., PSF-GTD, Call 08/15/34(c)(d)	4.25%	08/15/54	675,000	652,284
Roma Independent School District, PSF-GTD, GO, Call 02/15/34(d)	5.00%	02/15/49	500,000	534,494
Tarrant County Cultural Education Facilities Finance Corp., Call 12/02/24(d)	4.00%	05/15/31	45,000	43,243
Van Alstyne Independent School District, PSF-GTD, GO, Call 08/15/34(c)(d)	4.00%	02/15/54	500,000	479,503
				6,102,115
Utah - 5.2%
SkyRidge Pegasus Infrastructure Financing District, SA, Call 12/01/29(d)(e)	5.25%	12/01/44	1,000,000	987,854
Utah Housing Corp., GNMA, FNMA, FHLMC, Call 07/01/32(d)	6.25%	07/01/55	1,500,000	1,685,055
Viridian Farm Public Infrastructure District No. 1, GO, Call 03/01/30(d)(e)	5.88%	03/01/54	2,255,000	2,261,959
				4,934,868
Virgin Islands - 0%
Virgin Islands Public Finance Authority, NATL, Call 12/02/24(c)	4.25%	10/01/29	10,000	10,112

Virginia - 1.1%
Virginia Small Business Financing Authority, Call 12/02/24(d)	5.25%	10/01/29	1,000,000	1,000,699

Washington - 1.5%
Washington Health Care Facilities Authority, Call 11/21/24(d)	5.00%	07/01/38	500,000	490,908
Washington Health Care Facilities Authority, Call 12/02/24(d)	5.00%	10/01/44	25,000	24,903
Washington Health Care Facilities Authority, Call 12/02/24(d)	5.00%	10/01/41	70,000	70,005
Washington Health Care Facilities Authority, Call 12/02/24(d)	5.00%	10/01/42	100,000	98,470
Washington Health Care Facilities Authority, Call 12/02/24(d)	5.00%	10/01/38	500,000	500,067
Washington State Housing Finance Commission, Call 01/01/30(c)(d)(e)	5.88%	01/01/59	250,000	247,972
				1,432,325
West Virginia - 1.3%
City of Huntington, TAR, Call 06/01/32(c)(d)	5.50%	06/01/49	300,000	303,601
City of Huntington, TAR, Call 06/01/32(c)(d)	5.00%	06/01/39	400,000	404,006
City of Huntington, TAR, Call 06/01/32(c)(d)	5.63%	05/01/50	475,000	478,048
				1,185,655
Wisconsin - 3.6%
Public Finance Authority, Call 06/15/29(c)(d)(e)	6.00%	06/15/64	1,000,000	1,008,604
Public Finance Authority, Call 06/15/29(d)	5.00%	06/15/39	485,000	493,049
Public Finance Authority, Call 12/01/27(d)(e)	5.00%	12/01/45	250,000	238,096
Public Finance Authority, Call 12/15/26(e)	5.50%	12/15/32	250,000	245,659
Public Finance Authority, Call 12/15/32(d)(e)	5.00%	12/15/54	1,000,000	993,778
University of Wisconsin Hospitals & Clinics, Call 10/31/24, Put 10/31/24(a)(d)	3.65%	04/01/54	400,000	400,000
				3,379,186

TOTAL MUNICIPAL BONDS & NOTES (Cost $105,454,275)				108,061,845

TOTAL INVESTMENTS - 114.9% (Cost $108,454,275)				$108,061,845
Assets in Excess of Other Liabilities (14.9)%				(14,020,801)
TOTAL NET ASSETS - 100.0%				$94,041,044

Percentages are stated as a percent of net assets.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	National Public Financial Guarantee Corp.
PSF-GTD	Permanent School Fund
SA	Special Assessment
STR	Special Tax Revenue
TAR	Tax Allocation Revenue

(a) Adjustable rate security. Rate disclosed is as of October 31, 2024.

(b) Zero coupon bond issued at a discount.

(c) Fixed coupon bond issued at a discount.

(d) Sinkable security.

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.